COMMITMENTS AND CONTINCENGIES - Lease liabilities under operating lease (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Maturity of lease liabilities
2023	$ 355,955
2024	107,796
Total lease payments	463,751
Amount of lease payments representing interest	(13,653)
Total present value of operating lease liabilities	450,098
Operating lease liabilities
Current portion	343,547	$ 423,124
Long-term portion	106,551	$ 237,848
Total present value of operating lease liabilities	$ 450,098